Note K - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense	$ 2,389	$ 2,579	$ 2,645
Deferred tax (benefit) expense	(134)	1,907	(725)
Total income taxes	$ 2,255	$ 4,486	$ 1,920